Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2030 Fund
December 31, 2023
Z30-NPRT3-0224
1.9884241.106
Domestic Equity Funds - 30.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	335,950	5,247,537
Fidelity Series Commodity Strategy Fund (a)	5,658	524,078
Fidelity Series Large Cap Growth Index Fund (a)	173,710	3,326,542
Fidelity Series Large Cap Stock Fund (a)	180,389	3,524,795
Fidelity Series Large Cap Value Index Fund (a)	426,600	6,279,545
Fidelity Series Small Cap Core Fund (a)	1,389	15,631
Fidelity Series Small Cap Opportunities Fund (a)	120,678	1,677,424
Fidelity Series Value Discovery Fund (a)	156,000	2,321,278
TOTAL DOMESTIC EQUITY FUNDS (Cost $19,856,535)		22,916,830

International Equity Funds - 28.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	96,008	1,410,352
Fidelity Series Emerging Markets Fund (a)	165,609	1,401,053
Fidelity Series Emerging Markets Opportunities Fund (a)	323,687	5,609,491
Fidelity Series International Growth Fund (a)	204,233	3,498,517
Fidelity Series International Index Fund (a)	112,701	1,325,366
Fidelity Series International Small Cap Fund (a)	70,241	1,191,282
Fidelity Series International Value Fund (a)	300,053	3,501,618
Fidelity Series Overseas Fund (a)	269,740	3,498,527
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $19,335,370)		21,436,206

Bond Funds - 40.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	496,268	3,801,415
Fidelity Series Corporate Bond Fund (a)	381,110	3,551,945
Fidelity Series Emerging Markets Debt Fund (a)	49,009	379,818
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	13,232	123,982
Fidelity Series Floating Rate High Income Fund (a)	7,526	67,959
Fidelity Series Government Bond Index Fund (a)	561,921	5,197,772
Fidelity Series High Income Fund (a)	46,344	389,757
Fidelity Series International Credit Fund (a)	8	61
Fidelity Series International Developed Markets Bond Index Fund (a)	328,305	2,869,382
Fidelity Series Investment Grade Bond Fund (a)	522,224	5,274,462
Fidelity Series Investment Grade Securitized Fund (a)	393,227	3,546,904
Fidelity Series Long-Term Treasury Bond Index Fund (a)	778,576	4,562,453
Fidelity Series Real Estate Income Fund (a)	7,777	73,799
TOTAL BOND FUNDS (Cost $31,081,405)		29,839,709

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $70,273,310)	74,192,745
NET OTHER ASSETS (LIABILITIES) - 0.0%	(502)
NET ASSETS - 100.0%	74,192,243

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,686,749	1,163,951	841,805	120,297	(48,965)	(158,515)	3,801,415
Fidelity Series Blue Chip Growth Fund	5,661,277	637,986	2,528,041	30,397	359,659	1,116,656	5,247,537
Fidelity Series Canada Fund	1,600,383	235,423	529,437	47,196	(3,983)	107,966	1,410,352
Fidelity Series Commodity Strategy Fund	595,005	162,258	198,204	23,263	(16,374)	(18,607)	524,078
Fidelity Series Corporate Bond Fund	3,668,747	758,570	923,623	114,641	(15,709)	63,960	3,551,945
Fidelity Series Emerging Markets Debt Fund	412,583	54,525	105,278	19,439	(3,802)	21,790	379,818
Fidelity Series Emerging Markets Debt Local Currency Fund	139,593	15,990	34,805	6,232	1,553	1,651	123,982
Fidelity Series Emerging Markets Fund	1,048,095	628,351	320,749	34,125	(13,413)	58,769	1,401,053
Fidelity Series Emerging Markets Opportunities Fund	6,648,910	960,163	2,296,064	157,539	(23,162)	319,644	5,609,491
Fidelity Series Floating Rate High Income Fund	79,256	13,269	25,907	5,735	207	1,134	67,959
Fidelity Series Government Bond Index Fund	5,395,234	1,215,373	1,332,310	113,730	(22,975)	(57,550)	5,197,772
Fidelity Series Government Money Market Fund 5.43%	302,699	51,166	353,865	7,915	-	-	-
Fidelity Series High Income Fund	430,447	65,812	115,786	20,462	(4,284)	13,568	389,757
Fidelity Series International Credit Fund	57	2	-	2	-	2	61
Fidelity Series International Developed Markets Bond Index Fund	3,137,685	624,636	894,315	113,702	(22,797)	24,173	2,869,382
Fidelity Series International Growth Fund	3,714,465	564,477	1,062,649	45,546	47,237	234,987	3,498,517
Fidelity Series International Index Fund	1,540,162	204,317	501,079	37,534	32,202	49,764	1,325,366
Fidelity Series International Small Cap Fund	1,180,852	209,000	271,325	39,344	(4,399)	77,154	1,191,282
Fidelity Series International Value Fund	3,704,728	558,672	1,099,255	113,408	56,413	281,060	3,501,618
Fidelity Series Investment Grade Bond Fund	5,515,755	1,157,975	1,381,479	165,619	(28,382)	10,593	5,274,462
Fidelity Series Investment Grade Securitized Fund	3,782,393	744,375	956,738	109,328	(24,432)	1,306	3,546,904
Fidelity Series Large Cap Growth Index Fund	3,587,976	370,391	1,372,219	29,241	171,487	568,907	3,326,542
Fidelity Series Large Cap Stock Fund	3,929,581	443,311	1,230,314	194,845	59,541	322,676	3,524,795
Fidelity Series Large Cap Value Index Fund	7,333,887	1,029,743	2,466,062	257,159	28,096	353,881	6,279,545
Fidelity Series Long-Term Treasury Bond Index Fund	4,762,790	1,402,286	1,324,677	112,036	(50,317)	(227,629)	4,562,453
Fidelity Series Overseas Fund	3,710,813	574,081	1,057,485	57,980	59,875	211,243	3,498,527
Fidelity Series Real Estate Income Fund	149,381	13,342	88,681	6,010	(8,396)	8,153	73,799
Fidelity Series Short-Term Credit Fund	25,334	1,226	26,503	434	297	(354)	-
Fidelity Series Small Cap Core Fund	47,577	291	32,892	282	363	292	15,631
Fidelity Series Small Cap Opportunities Fund	1,796,453	227,555	565,591	17,484	20,939	198,068	1,677,424
Fidelity Series Treasury Bill Index Fund	735,661	80,146	814,974	18,960	(852)	19	-
Fidelity Series Value Discovery Fund	2,686,270	425,739	877,271	109,020	(5,395)	91,935	2,321,278
	81,010,798	14,594,402	25,629,383	2,128,905	540,232	3,676,696	74,192,745

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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